Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Effective Income Tax Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(13.10%)	(10.80%)	(23.00%)
Effect of change in valuation allowance	(11.70%)	(7.40%)	(2.00%)
Total	0.20%	6.80%	0.00%